UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Quadrangle Equity Management LLC

Address:  375 Park Avenue
          New York, NY 10152


13F File Number: 028-12252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert M. Donahue, Jr.
Title:    Manager
Phone:    (212) 418-1700


Signature, Place and Date of Signing:


/s/ Robert M. Donahue, Jr.         New York, NY            February 14, 2008
--------------------------   -----------------------   -------------------------
     [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  2

Form 13F Information Table Entry Total:            25

Form 13F Information Table Value Total:      $506,562
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name
---        --------------------                 ----

1.          028-12254                           Quadrangle Equity Investors Ltd

2.          028-12486                           Quadrangle Equity Investors LP

                                                      FORM 13F INFORMATION TABLE
COLUMN 1                       COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                      VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP      (x1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE      SHARED  NONE
--------------                 --------        -----      -------   -------   --- ----  ----------  --------  ----      ------  ----
AMERICAN EAGLE OUTFITTERS NE   COM             02553E106   9,347      450,000 SH        SOLE        0           450,000
CAREER EDUCATION CORP          COM             141665109  15,084      600,000 SH        SOLE        0           600,000
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW        G20045202  23,892      206,000 SH        SOLE        0           206,000
COMCAST CORP NEW               CL A            20030N101  34,420    1,885,000 SH        SOLE        0         1,885,000
COMMERCE BANCORP INC NJ        COM             200519106   5,455      143,026 SH        SOLE        0           143,026
DISCOVERY HOLDING CO           CL A COM        25468Y107  34,316    1,365,000 SH        SOLE        0         1,365,000
FOCUS MEDIA HLDG LTD           SPONSORED ADR   34415V109  31,814      560,000 SH        SOLE        0           560,000
GARMIN LTD                     ORD             G37260109   9,700      100,000 SH        SOLE        0           100,000
GLOBAL CROSSING LTD            SHS NEW         G3921A175  11,025      500,000 SH        SOLE        0           500,000
GOOGLE INC                     CL A            38259P508  46,329       67,000 SH        SOLE        0            67,000
INTEL CORP                     COM             458140100  18,662      700,000 SH        SOLE        0           700,000
LIBERTY GLOBAL INC             COM SER B       530555200   2,469       63,800 SH        SOLE        0            63,800
LIBERTY GLOBAL INC             COM SER C       530555309  23,125      632,000 SH        SOLE        0           632,000
LIBERTY MEDIA HLDG CORP        CAP COM SER A   53071M302  40,422      347,000 SH        SOLE        0           347,000
MDC PARTNERS INC               CL A SUB VTG    552697104   6,828      701,000 SH        SOLE        0           701,000
MELCO PBL ENTMNT LTD           ADR             585464100   7,630      660,000 SH        SOLE        0           660,000
MONSTER WORLDWIDE INC          COM             611742107  40,500    1,250,000 SH        SOLE        0         1,250,000
NII HLDGS INC                  CL B NEW        62913F201  30,200      625,000 SH        SOLE        0           625,000
OVERSTOCK COM INC DEL          COM             690370101   1,941      125,000 SH        SOLE        0           125,000
RADIO ONE INC                  CL D NON VTG    75040P405   5,480    2,312,100 SH        SOLE        0         2,312,100
SPRINT NEXTEL CORP             COM SER 1       852061100  31,512    2,400,000 SH        SOLE        0         2,400,000
TIME WARNER INC                COM             887317105  33,020    2,000,000 SH        SOLE        0         2,000,000
TIME WARNER TELECOM INC        CL A            887319101  24,348    1,200,000 SH        SOLE        0         1,200,000
VALASSIS COMMUNICATIONS INC    COM             918866104  12,275    1,050,000 SH        SOLE        0         1,050,000
VIRGIN MOBILE USA INC          CL A            92769R108   6,768      761,300 SH        SOLE        0           761,300

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